Film costs (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Summary of Film Costs

Film costs are comprised of the following:

	Yen in millions
	March 31
	2014	2015
Motion picture productions:
Released	98,645	89,993
Completed and not released	37,720	4,498
In production and development	63,910	106,240
Television productions:
Released	56,461	78,510
In production and development	2,664	2,952
Broadcasting rights	48,798	69,223
Less: current portion of broadcasting rights included in inventories	(32,399)	(46,184)

Film costs	275,799	305,232